Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2016
Capital Requirements and Regulatory Adjustments Over Transitional Period

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2013	March 2014	March 2015	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital	3.5%	4.0%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	4.5%	5.5%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.0%	0.0%	0.0%	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital	90.0%	80.0%	70.0%	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital	0.0%	20.0%	40.0%	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs and D-SIBs (Note)	—	—	—	0.25%	0.50%	0.75%	1.0%	1.0%	1.0%	1.0%

Note:	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2015 and 2016 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2015		2016
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	2,934	4.50	3,361	5.375
Actual	6,153	9.43	6,566	10.50
Tier 1 capital:
Required (Note)	3,912	6.00	4,299	6.875
Actual	7,500	11.50	7,905	12.64
Total risk-based capital:
Required (Note)	5,215	8.00	5,550	8.875
Actual	9,508	14.58	9,639	15.41
MHBK:
Common Equity Tier 1 capital:
Required	2,574	4.50	2,555	4.50
Actual	5,966	10.42	6,142	10.81
Tier 1 capital:
Required	3,432	6.00	3,406	6.00
Actual	6,943	12.13	7,244	12.75
Total risk-based capital:
Required	4,576	8.00	4,542	8.00
Actual	8,754	15.30	8,780	15.46
MHTB:
Common Equity Tier 1 capital:
Required	120	4.50	109	4.50
Actual	444	16.67	440	18.21
Tier 1 capital:
Required	160	6.00	145	6.00
Actual	444	16.68	440	18.21
Total risk-based capital:
Required	213	8.00	193	8.00
Actual	512	19.21	472	19.52
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,519	4.50	2,489	4.50
Actual	5,787	10.33	5,892	10.65
Tier 1 capital:
Required	3,359	6.00	3,318	6.00
Actual	6,728	12.01	7,004	12.66
Total risk-based capital:
Required	4,479	8.00	4,424	8.00
Actual	8,598	15.35	8,576	15.50
MHTB:
Common Equity Tier 1 capital:
Required	117	4.50	109	4.50
Actual	437	16.79	448	18.52
Tier 1 capital:
Required	156	6.00	145	6.00
Actual	437	16.79	448	18.52
Total risk-based capital:
Required	208	8.00	194	8.00
Actual	503	19.33	480	19.80

Note:	The required amounts and ratios as of March 31, 2016 include those equivalent to a transition capital conservation buffer of 0.625% and transition additional loss absorbency requirements for a G-SIB and D-SIB of 0.25% and the sum of the risk weighted assets and each such ratio.